14. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	2016	2015
Deferred tax assets:
NOL Carryover	$7,544,300	$5,808,100
Bad Debt Reserve	44,100	–
Inventory Reserve	10,400	11,200
Amortization	61,500	–
Accrued Compensated Absences	52,900	37,600
Charitable Contributions	5,000	400
Subtotal	7,718,200	5,857,300
Valuation Allowance	(7,647,300)	(5,857,300)
Deferred tax liabilities:
Depreciation	(42,700)	–
Prepaid Expenses	(28,200)	–
Net Deferred Tax Asset	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
	2016	2015
Book Loss	$(2,113,000)	$(1,184,300)
Meals and Entertainment	10,300	5,400
Stock Options	537,800	10,900
Stock Issued for Debt Extinguishment	–	14,300
Other	4,700	–
Valuation Allowance	1,560,200	1,153,700
	$–	$–